Concentration of Credit Risk	12 Months Ended
Sep. 30, 2025
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
14.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There is no single customer that accounted 10% or more of the Group’s total revenue for the twelve months ended September 30, 2025, 2024 and 2023.

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	2025	2024
Percentage of the Group’s Accounts receivable
Customer A	*	24%
Customer B	38%	*
Customer C	16%	*

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the years ended
	September 30,
	2025	2024	2023
Percentage of the Group’s purchase
Supplier A	16%	15%	*
Supplier B	11%	10%	*
Supplier C	-	*	13%
Supplier D	*	*	11%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	2025	2024
Percentage of the Group’s advance to suppliers
Supplier E	*	33%
Supplier F	*	18%
Supplier G	51%	15%
Supplier H	26%	*
Supplier I	19%	*

*	Represent percentage less than 10%